PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Abstract]
Payments to leasehold improvements	$ 723,000	$ 252,000	¥ 1.8
Payments to machinery equipment	0	166,000	¥ 1.2
Loss of asset disposal	172,305			$ 388,907
Depreciation	1,690,514	1,342,835		1,945,327
Goodwill, Impairment Loss	$ 10,350,589